United States Securities and Exchange Commission

Washington, DC 20549

December 6, 2010

Attention Mr. Mathew Crispino

Re: Go Green Directories File #W 333-168263

Sir: We are pleased to respond to your comment letter of September 28, 2010.

We regretfully accepted the resignation of Lawson M. Kerster, director and president of the registrant. Mr. Kerster, aged 76, has suffered from several health problems in the recent past, including triple by-pass surgery. He feels that his general condition and some recurring health problems necessitate his resignation. Mr. Bryan J. O’Shaugnessy of Denver, Colorado has agreed to be appointed a director and assume the office of President and Chief Executive Officer.

We have also included updated financial statements as at November 30, 2010.

General

1. We note your response to prior comment 1 Page numbers continue to be missing from many pages of the registration statement. Please revise.

Pages are numbered beginning at the Prospectus Summary. We will also have our EDGAR  filer double check that pages are numbered clearly and accurately for that purpose.

2. Revise to include an updated consent from your independent registered public accounting firm.

Updated consent is included in exhibits

Risk Factors

"Our Business May Be Affected by Factors Outside of Our Control"

3. We note your response to prior comment 11, The risk factor as revised states a generic risk that could equally apply to other businesses. Please delete this risk factor or revise it to state specific material risks to your company or to the purchasers in this offering.

Refer to Item 503(c) ofReguiation S-K.

This risk factor has been eliminated.

"If we are unable to retain the services of Mr. Schlosser and/or Ms, Squire .. .,"

4. We note your response to prior comment 12. The caption to this risk factor continues to refer to the need to recruit qualified personnel in the oil and gas industry. Please revise.

We checked our copy of Amendment #1 and the filing on EDGAR and believe, based ion those inspections that the errors referred to in this comment were previously corrected.

Management's Discussion and Analysis or Plan of Operation

.Operations Plans

5. You indicate that for the first six months you plan on generating revenues based on initially giving a "free sample" of your services. Please revise your disclosures to clarifY what you mean by "for the first six months." In this regard, clearly indicate whether you are referring to the first six months following the development of your website and if so,

disclose when you believe the six month period will begin. Also, explain further how you plan on generating revenues during this period when you also indicate you will provide free samples. Revise your disclosures accordingly.

Liquidity and Capital Resources

We have made revisions to our filing to expand and make clearer our intentions for the initial six month period of our proposed operations.

6. We note your response to prior comment 16. Please specify the amount you expect to spend over the next 12 months to pay accounting, legal and administrative expenses,

including the expenses related to this offering.

Changes have been made to comply with this comment.

Business

Overview

7. We note your response to our prior comment 6 where you indicate that you have engaged other people to expedite the construction of your main website and linking of other domain names. However, your disclosures in both MD&A and the Business section continue to indicate that the company has not yet commenced any operations other than initial capital formation and capitalization, the building of your central website, the linking of your additional domain names and the development of your business plan.

Elsewhere in the filing, you indicate that the company "plans" to establish a web portal

(Operations Plans) or you state your website is currently under construction (Note 3 to your financial statements). Where you include a discussion of your central website,

revise your disclosures to ensure it is clear that this website is still in the development stage.

We apologize for then premature announcement of the building of our website. We contacted a service for this purpose and were assured that they would commence construction promptly. We have cancelled them and have contacted another service. Hopefully, they will have commenced construction by the time this amendment is reviewed.

The Market

8. We note your response to prior comment 17. Both the Kelsey Group Report and the information from the eMarketer website that you cite in your prospectus appear to be restricted to subscribers. Because the industry data does not appear to be publicly available or available for a nominal fee, please provide a consent from the authors for use of the data in the prospectus or directly assume responsibility for the infomlation and remove specific references to the sources of the data. Refer to Rule 436 under the

Securities Act. Also, please supplementally provide us with the applicable pages from the Kelsey Group and eMarketer reports that support the industry data you cite in the prospectus.

We have eliminated any reference to the Kelsey Group. We have used some condensed information  from eMarketer  that was available to the public from its website. Our original information contained in the Kelsey Group reports was from a friend/business consultant who supplied the information to us free of charge. Upon questioning him as to availability of some sort of release, he informed us that he, in turn, had received the information from another party.

We trust that our responses are adequate and look forward to any further comments that you might have.

Sincerely,

Go Green Directories, Inc.

Bryan J. O’Shaugnessy, president